Summary of Significant Accounting Policies (Details)		3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Dec. 06, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 16, 2025 USD ($)	Dec. 01, 2024 $ / shares	Jan. 01, 2024 USD ($)	Feb. 06, 2023 $ / shares
Summary of Significant Accounting Policies [Line Items]
Number of reportable segment						1				1
Net (income) loss		$ (3,606,004)	$ (3,320,256)	$ (1,089,759)	$ (859,032)	$ (6,926,260)		$ (1,948,791)	$ 10,145	$ (13,782,384)	$ 10,145
Working capital deficit		3,384,529				3,384,529	$ 2,300,604			2,300,604
Cash and cash equivalents		$ 5,199,825				$ 5,199,825	$ 1,053,744			$ 1,053,744
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of pre-paid advances issued	2
Promissory note face value												$ 3,000,000
Cash equivalents		$ 0				$ 0	$ 0		$ 0	$ 0	$ 0
Accounts receivable		$ 969,458				969,458	851,304		692,351	851,304	692,351			$ 835,173
Accounts receivable write off						0				0
Impairment charges										0	0
Percentage of discounted						10.00%
Impairment charges										$ 0
Operating costs paid						100.00%				100.00%
Term of accounts payable						30 days				30 days
Incremental borrowing rate		2.37%				2.37%	2.37%			2.37%
Advance notice period						30 days				30 days
Purchase percentage						50.00%				50.00%
Term of contract						10 years				10 years
Valuation allowance		$ 4,248,911				$ 4,248,911	$ 2,487,466		0	$ 2,487,466	0
Number of operating segments										1
Joint interest accounts receivables written off										$ 0	$ 31,851
Number of purchasers										2
First Pre-Paid Advance Note
Summary of Significant Accounting Policies [Line Items]
Promissory note face value		7,000,000				7,000,000
Second Pre-Paid Advance Note
Summary of Significant Accounting Policies [Line Items]
Promissory note face value		3,000,000				$ 3,000,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable														$ 692,351
Oil | Customer Concentration Risk | Sales revenue
Summary of Significant Accounting Policies [Line Items]
Number of purchasers										1	1
Natural gas and NGL
Summary of Significant Accounting Policies [Line Items]
Advance notice period										30 days
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Net (income) loss
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001		$ 0.001
Advance Shares
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Equity purchase facility
Summary of Significant Accounting Policies [Line Items]
Aggregate value of share issued						$ 75,000,000
Equity purchase facility | Senior Secured Convertible Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Promissory note face value	$ 10,000,000
Equity purchase facility | First Pre-Paid Advance Note
Summary of Significant Accounting Policies [Line Items]
Promissory note face value	7,000,000
Equity purchase facility | Second Pre-Paid Advance Note
Summary of Significant Accounting Policies [Line Items]
Promissory note face value	$ 3,000,000											$ 3,000,000
Equity purchase facility | Senior Secured Convertible Promissory Note
Summary of Significant Accounting Policies [Line Items]
Number of pre-paid advances issued	2
Promissory note face value	$ 10,000,000
Equity purchase facility | Advance Shares
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Equity purchase facility | Maximum
Summary of Significant Accounting Policies [Line Items]
Aggregate value of share issued	$ 75,000,000